UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30,2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sunrise Partners LLC
Address:  Two American Lane
          Greenwich, CT 06836-2571

13F File Number:   028-05431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Randall U. Tam
Title:    Vice President, Dawn General Partner Corp., Manager
Phone:    203-861-3288
Signature, Place and Date of Signing:

    Randall U. Tam    Greenwich, Connecticut  AUGUST 09,2001

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:   $102,615


List of Other Included Managers:

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL TIME WARNER INC            COM              00184A105     3440    64899 SH       SOLE                    64899
AT&T CANADA INC                COM              00207Q202     4068   135000 SH  CALL SOLE                        0
BACOU USA INC                  COM              056439102     2139    75922 SH       SOLE                    75922
BBVA BANCO FRANCES SA - ADR    ADR              07329M100     2724   109857 SH       SOLE                   109857
BARRETT RESOURCES CORP   COM              068480201      462     7963 SH       SOLE                     7963
BANCWEST CORPORATION           COM              059790105     6628   192960 SH       SOLE                   192960
CHINA YUCHAI INTL LTD          COM              G21082105      684  1220200 SH       SOLE                  1220200
DONCASTERS PLC-SPON ADR  ADR              257692103      609    22200 SH       SOLE                    22200
DEUTSCHE TELEKOM AG - ADR      ADR              251566105      397    17490 SH       SOLE                    17490
FEDERATED DEPARTMENT STORES    COM              31410H101      854    20000 SH       SOLE                    20000
GEORGIA PAC				 COM              373298108     3199    94500 SH       SOLE                    94500
HOMESTAKE MINING               COM              437614100      237    30000 SH       SOLE                    30000
INTERMEDIA COMMUNICATION COM              458801107      298    20000 SH       SOLE                    20000
IMR GLOBAL CORP          COM              45321W106     3192   292100 SH       SOLE                   292100
DIGITAL ISLAND CV 6% 02/15/05  SDBCV            25385NAA9     1757  1760000 PRN      SOLE                  1760000
MERRILL LYNCH CV 0% 5/23/31    SDBCV            590188A65    15225 30000000 PRN      SOLE                 30000000
MAGNA INTL CV 5.00% 10/15/02   SDBCV            559222AE4     2886  2500000 PRN      SOLE                  2500000
NAB CV PF 7.875% UNIT          CVPFD            632525309     1874    60000 SH       SOLE                    60000
NIAGARA MOHAWK HOLDINGS INC    COM              653520106     9861   557740 SH       SOLE                   557740
NRG ENERGY INC                 COM              629377102      662    30000 SH       SOLE                    30000
RALSTON PURINA GROUP           COM              751277302     5222   173590 SH       SOLE                   173590
ROGERS COMM CV 2% 11/26/05     SDBCV            775109AE1    23333 30053000 PRN      SOLE                 30053000
TELESP CELULAR PARTICIPA-ADR   ADR              87952L108      969    63991 SH       SOLE                    63991
TELEFONICA DE PERU-SPON ADR    ADR              879384204      563   127700 SH       SOLE                   127700
TRIPLE S PLASTICS INC          COM              896926102      255    42429 SH       SOLE                    42429
VERIZON GLOBAL CV 0% 5/15/21 A SDBCV            92343VAA2    10792 20000000 PRN      SOLE                 20000000
WORLDPORT COMMUNICATIONS INC   COM              98155J105      285   175086 SH       SOLE                   175086